Accrued Liabilities, detail (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Accrued Liabilities
Interest on long-term debt	$ 2,193	$ 1,627
Vessels' operating and voyage expenses	1,568	1,784
Commissions	139	76
Interest on derivatives and other finance expenses	162	398
General and administrative expenses	91	99
Total	$ 4,153	$ 3,984